Income Taxes - Provision for Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [Abstract]
Loss before income taxes	$ (27,655)	$ (24,751)	$ (26,255)
Statutory Canadian corporate tax rate	23.00%	23.00%	23.00%
Anticipated tax recovery	$ (6,361)	$ (5,693)	$ (6,039)
Difference in tax rates	2,841	3,552	2,716
Share-based compensation expense	441	547	880
Revaluation of tax balances	2	(338)	(552)
Impact of Barbados rate change	(9,088)	0	0
Other permanent differences	325	(368)	45
Expiry of tax benefits	3,382	1,614	1,661
Change in fair value of warrant derivative	(1,215)	5	(4)
Provision to offset deferred tax asset	9,770	765	1,342
Current income taxes	$ 97	$ 84	$ 49